Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Additional Financial Information [Abstract]
Consolidated Balance Sheets
	December 31,
Consolidated Balance Sheets	2015	2014
Customer fulfillment costs (included in Other current assets)	$2,923	$2,720
Accounts payable and accrued liabilities:
Accounts payable	$21,047	$14,984
Accrued payroll and commissions	2,629	1,967
Current portion of employee benefit obligation	1,766	1,842
Accrued interest	1,974	1,597
Other	2,956	3,202
Total accounts payable and accrued liabilities	$30,372	$23,592

Consolidated Statements Of Income
Consolidated Statements of Income	2015	2014	2013
Advertising expense	$3,632	$3,272	$3,268
Interest expense incurred	$4,917	$3,847	$4,224
Capitalized interest	(797)	(234)	(284)
Total interest expense	$4,120	$3,613	$3,940

Consolidated Statements Of Cash Flows
Consolidated Statements of Cash Flows	2015	2014	2013
Cash paid during the year for:
Interest	$4,822	$4,099	$4,302
Income taxes, net of refunds	1,851	1,532	1,985